Inventories - 6K (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Inventories [Abstract]
Inventories	The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	September 30, 2016	December 31, 2015
Lubricants	441	739
Bunkers	2,529	2,241
Total	2,970	2,980
The amounts in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2015	December 31, 2014
Lubricants	739	-
Bunkers	2,241	-
Total	2,980	-